Condensed Consolidated Interim Statements of Financial Position (unaudited) - CAD ($)	Dec. 31, 2021	Jun. 30, 2021
Current assets
Cash	$ 139,541,100	$ 27,988,471
Receivables	146,684	139,396
Prepaid expenses	2,480,768	249,671
Total current assets	142,168,552	28,377,538
Non-current assets
Reclamation deposit (Note 4)	79,439	77,660
Exploration and evaluation assets (Note 3)	33,891,005	31,590,194
Intangible asset (Note 5)	1,595,272	1,691,575
Pilot plant (Note 6)	6,189,655	12,338,741
Asset under construction – Commercial plant (Note 7)	349,130
Right of use asset (Note 8)	352,504
Deposits	12,415
Total non-current assets	42,469,420	45,698,170
TOTAL ASSETS	184,637,972	74,075,708
Current liabilities
Accounts payable and accrued liabilities	1,156,485	2,408,302
Lease liability – short-term (Note 8)	69,204
Total liabilities current	1,225,689	2,408,302
Non-current liabilities
Decommissioning provision (Note 10)	126,780	123,940
Lease liability – long-term (Note 8)	285,394
TOTAL LIABILITIES	1,637,863	2,532,242
EQUITY
Share capital (Note 11)	249,000,961	122,996,406
Reserves (Note 11)	22,009,148	19,563,420
Deficit	(86,544,400)	(68,617,507)
Accumulated other comprehensive loss	(1,465,600)	(2,398,853)
TOTAL EQUITY	183,000,109	71,543,466
TOTAL LIABILITIES AND EQUITY	$ 184,637,972	$ 74,075,708